Financial Instruments - Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1 | Investments at fair value
Financial instruments
Financial assets	R$ 9,803	R$ 9,654
Level 2 | Financial investments
Financial instruments
Financial assets		17,645
Level 2 | Derivative financial assets
Financial instruments
Financial assets	861
Level 3 | Derivative financial liabilities
Financial instruments
Financial liabilities	223,561
Level 3 | Accounts payable to selling shareholders
Financial instruments
Financial liabilities	R$ 867,264	R$ 861,385